Supplemental cash flow information (Details 1) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information
Cash	$ 1,658,863	$ 1,542,956
Term Deposits	2,587,120	5,115,120
Total cash and cash equivalents	$ 4,245,983	$ 6,658,076